FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis
		Fair value measurement at reporting date using
		(in thousands)
		Quoted Prices	Significant	Significant
	As of	in Active Markets	Other	Unobservable
	December 31,	for Identical Assets	Observable Inputs	Inputs
Asset Items	2016	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Term deposits	226,755	—	226,755	—
Equity investment in NQ Guotai (Note 7)	23,019	—	—	23,019
Equity investment in Taiyue Wutong Fund (Note 7)	2,767	—	—	2,767
Equity investment in Yuanxin Fund (Note 7)	28,831	—	—	28,831
Equity investment in Qingzhou Fund (Note 7)	708	—	—	708
Total	282,080	—	226,755	55,325

		Fair value measurement at reporting date using (in thousands)
Liability Items	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Derivative liabilities, contingent interest	—	—	—	7,205

		Fair value measurement at reporting date using
		(in thousands)
		Quoted Prices	Significant	Significant
	As of	in Active Markets	Other	Unobservable
	December 31,	for Identical Assets	Observable Inputs	Inputs
Asset Items	2015	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Term deposits	134,055	—	134,055	—
Restricted Cash	1,640	—	1,640	—
Equity investment in NQ Guotai (Note 7)	18,068	—	—	18,068
Equity investment in Taiyue Wutong Fund (Note 7)	2,996	—	—	2,996
Equity investment in Yuanxin Fund (Note 7)	7,700	—	—	7,700
Equity investment in Qingzhou Fund (Note 7)	770	—	—	770
Total	165,229	—	135,695	29,534

Summary of Changes in Fair Value of Level 3 Assets
		Taiyue	Yuanxin	Qingzhou
	NQ Guotai	Wutong Fund	Fund	Fund
	US$	US$	US$	US$
Equity investment
Balance as of January 1, 2015	18,762	—	—	—
Capital injection	—	3,080	7,700	770
Total gain/(loss) included in earnings from equity investment	388	(84)	—	—
Foreign exchange adjustment	(1,082)	—	—	—
Balance as of December 31, 2015	18,068	2,996	7,700	770
Capital injection	14,578	—	21,623	—
Total loss included in earnings from equity investment	(325)	(32)	—	(13)
Impairment loss	(8,302)	—	—	—
Foreign exchange adjustment	(1,000)	(197)	(492)	(49)
Ending balance as of December 31, 2016	23,019	2,767	28,831	708

Liability Items	Contingent Interest
US$
Derivative Liability of contingent interest
Balance as of December 31, 2015	—
Recognized derivative liability, contingent interest	6,048
Fair value changes in derivative liability	1,157
Ending balance as of December 31, 2016	7,205